Accumulated Other Comprehensive Income (Loss)	9 Months Ended
Sep. 30, 2016
Shareholders' Equity/Accumulated Other Comprehensive Income (Loss) [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
NOTE 12:-	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following table summarizes the changes in accumulated balances of other comprehensive income (loss):

	Unrealized gain (loss) on available-for-sale marketable securities	Unrealized gain (loss) on cash flow hedges	Foreign currency translation adjustment	Total
	Unaudited
Nine months ended September 30, 2016:

Beginning balance	$(227)	$(28)	$(28)	$(283)
Other comprehensive income before reclassifications	340	152	22	514
Amounts reclassified from accumulated other comprehensive loss	(2)	(62)	-	(64)
Net current period other comprehensive income loss	338	90	22	450
Ending Balance	$111	$62	$(6)	$167